Investment income/(losses)	12 Months Ended
Dec. 31, 2024
Investment income [abstract]
Investment income/(losses)
9.	Investment income/(losses)

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Interest income
Financial assets at amortized cost	218,072	124,583	77,729
Financial assets at other comprehensive income	—	—	47,037
Financial assets held under resale agreements	76,737	—	—

	294,809	124,583	124,766

Realized gains
Financial assets at fair value through profit or loss	350,884	480,396	412,563

Net change in unrealized losses
Financial assets at fair value through profit or loss	(132,875)	(525,003)	(1,583,149)

	512,818	79,976	(1,045,820)